INCOME TAX AND SOCIAL CONTRIBUTION - Deferred tax assets realization (Details) R$ in Thousands	Dec. 31, 2023 BRL (R$)
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	R$ 1,003,258
2024
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	478,665
2025
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(753,414)
2026
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(624,421)
2027
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(560,565)
After 2027
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	R$ 2,462,997